Compensation Plans (Schedule of Outstanding Deferred Share Units) (Details) (Canadian Dollar [Member], Deferred Share Units [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Canadian Dollar [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning of Year	1,027	974
Granted	152	106
Converted from HPR awards		37
Units, in Lieu of Dividends	14	41
Redeemed	(302)	(131)
Outstanding, End of Year	891	1,027